Organization and Formation (Details) - Schedule of Operating Subsidiaries	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Power Clouds S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	31 March 2015	31 March 2015
ALTN Ownership		Solis Bond Company DAC
Country of Operations		Romania
F.R.A.N. Energy Investment S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	31 March 2015	31 March 2015
ALTN Ownership		Solis Bond Company DAC
Country of Operations		Romania
PC-Italia-01 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Sub-Holding SPV	Sub-Holding SPV
Date Acquired / Established	15 May 2015	15 May 2015
ALTN Ownership		AEG MH 02 Limited
Country of Operations		Italy
Zonnepark Rilland B.V. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity		SPV
Date Acquired / Established		20 December 2019
ALTN Ownership		Solis Bond Company DAC
Country of Operations		Netherlands
PC-Italia-03 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	1 July 2020	1 July 2020
ALTN Ownership		AEG MH 02 Limited
Country of Operations		Italy
PC-Italia-04 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	15 July 2020	15 July 2020
ALTN Ownership		AEG MH 02 Limited
Country of Operations		Italy
Solis Bond Company DAC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	16 October 2020	16 October 2020
ALTN Ownership		AEG JD 03 Limited
Country of Operations		Ireland
ALT US 03, LLC (Walking Horse Solar, LLC) [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity		LLC
Date Acquired / Established		Acquired 15 December 2020 (Est. 30 March 2023)
ALTN Ownership		ALT US 03 LLC
Country of Operations		USA
Alternus Energy Americas Inc. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	10 May 2021	10 May 2021
ALTN Ownership		Alternus Energy Group Pl
Country of Operations		USA
LJG Green Source Energy Beta S.r.l [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	29 July 2021	29 July 2021
ALTN Ownership		Solis Bond Company DAC
Country of Operations		Romania
Ecosfer Energy S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	30 July 2021	30 July 2021
ALTN Ownership		Solis Bond Company DAC
Country of Operations		Romania
Lucas EST S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	30 July 2021	30 July 2021
ALTN Ownership		Solis Bond Company DAC
Country of Operations		Romania
Risorse Solari I S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	28 September 2019	28 September 2019
ALTN Ownership		AEG MH 02 Limited
Country of Operations		Italy
Risorse Solari III S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	3 August 2021	3 August 2021
ALTN Ownership		AEG MH 02 Limited
Country of Operations		Italy
Alternus Iberia S.L. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	4 August 2021	4 August 2021
ALTN Ownership		AEG MH 02 Limited
Country of Operations		Spain
Solarpark Samas Sp. z o.o. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity		SPV
Date Acquired / Established		31 August 2021
ALTN Ownership		Solis Bond Company DAC
Country of Operations		Poland
AED Italia-01 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	22 October 2021	22 October 2021
ALTN Ownership		AEG MH 02 Limited
Country of Operations		Italy
AED Italia-02 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	22 October 2021	22 October 2021
ALTN Ownership		AEG MH 02 Limited
Country of Operations		Italy
AED Italia-03 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	22 October 2021	22 October 2021
ALTN Ownership		AEG MH 02 Limited
Country of Operations		Italy
AED Italia-04 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	22 October 2021	22 October 2021
ALTN Ownership		AEG MH 02 Limited
Country of Operations		Italy
AED Italia-05 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	22 October 2021	22 October 2021
ALTN Ownership		AEG MH 02 Limited
Country of Operations		Italy
ALT US 01 LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	6 December 2021	6 December 2021
ALTN Ownership		Alternus Energy Americas Inc.
Country of Operations		USA
Elektrownia PV Komorowo Sp. z o.o. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity		SPV
Date Acquired / Established		22 December 2021
ALTN Ownership		Solis Bond Company DAC
Country of Operations		Poland
PV Zachod Sp. z o.o. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity		SPV
Date Acquired / Established		22 December 2021
ALTN Ownership		Solis Bond Company DAC
Country of Operations		Poland
AEG MH 01 Limited [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	8 March 2022	8 March 2022
ALTN Ownership		Alternus Lux 01 S.a.r.l.
Country of Operations		Ireland
AEG MH 02 Limited [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	8 March 2022	8 March 2022
ALTN Ownership		AEG JD 03 Limited
Country of Operations		Ireland
ALT US 02 LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	8 March 2022	8 March 2022
ALTN Ownership		Alternus Energy Americas Inc.
Country of Operations		USA
AEG JD 01 Limited [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	16 March 2022	16 March 2022
ALTN Ownership		AEG MH 03 Limited
Country of Operations		Ireland
AEG JD 03 Limited [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity		Holding Company
Date Acquired / Established		21 March 2022
ALTN Ownership		Alternus Lux 01 S.a.r.l.
Country of Operations		Ireland
RA01 Sp. z o.o. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity		SPV
Date Acquired / Established		24 March 2022
ALTN Ownership		Solis Bond Company DAC
Country of Operations		Poland
Gardno Sp. z o.o. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity		SPV
Date Acquired / Established		24 March 2022
ALTN Ownership		Solis Bond Company DAC
Country of Operations		Poland
Gardno2 Sp. z o.o. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity		SPV
Date Acquired / Established		24 March 2022
ALTN Ownership		Solis Bond Company DAC
Country of Operations		Poland
ALT US 03 LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity		SPV
Date Acquired / Established		4 May 2022
ALTN Ownership		Alternus Energy Americas Inc.
Country of Operations		USA
Alt Spain 03, S.L.U. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	31 May 2022	31 May 2022
ALTN Ownership		Alt Spain Holdco S.L.
Country of Operations		Spain
AEG MH 03 Limited [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	10 June 2022	10 June 2022
ALTN Ownership		AEG MH 01 Limited
Country of Operations		Ireland
Lightwave Renewables, LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	29 June 2022	Acquired 29 June 2022 (Est. 17 December 2020)
ALTN Ownership		ALT US 02 LLC
Country of Operations		USA
Alt Spain Holdco, S.L.U. (NF Projects S.L) [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity		Holding Company
Date Acquired / Established		Acquired 14 July 2022 (Est. 31 July 2023)
ALTN Ownership		AEG MH 02 Limited
Country of Operations		Spain
AED Italia-06 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	2 August 2022	2 August 2022
ALTN Ownership		AEG MH 02 Limited
Country of Operations		Italy
AED Italia-07 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	2 August 2022	2 August 2022
ALTN Ownership		AEG MH 02 Limited
Country of Operations		Italy
AED Italia-08 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	5 August 2022	5 August 2022
ALTN Ownership		AEG MH 02 Limited
Country of Operations		Italy
ALT US 04 LLC (Dancing Horse, LLC) [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity		Holding Company
Date Acquired / Established		14 September 2022 (Est. 31 July 2023)
ALTN Ownership		Alternus Energy Americas Inc.
Country of Operations		USA
Alternus LUX 01 S.a.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	5 October 2022	5 October 2022
ALTN Ownership		Alternus Energy Group Plc
Country of Operations		Luxembourg
Alt Spain 04, S.L.U. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	May 2022	May 2022
ALTN Ownership		Alt Spain Holdco, S.L.U.
Country of Operations		Spain
Alt Alliance LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	September 2023	September 2023
ALTN Ownership		Alternus Energy Amercias Inc.
Country of Operations		USA
ALT US 05 LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	September 2023	September 2023
ALTN Ownership		Alternus Energy Americas Inc.
Country of Operations		USA
ALT US 06 LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	October 2023	October 2023
ALTN Ownership		Alternus Energy Americas Inc.
Country of Operations		USA
ALT US 07 LLC (River Song Solar LLC) [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity		Holding Company
Date Acquired / Established		November 2023 (Est. December 2022)
ALTN Ownership		Alternus Energy Americas Inc.
Country of Operations		USA